UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2012



[LOGO OF USAA]
   USAA(R)

                                                    [GRAPHIC OF USAA VALUE FUND]

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       SEMIANNUAL REPORT
       USAA VALUE FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2012

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PRESIDENT'S MESSAGE

"I EXPECT A "STRUGGLE THROUGH" RECOVERY IN 2012    [PHOTO OF DANIEL S. McNAMARA]
AS THE U.S. ECONOMY CONTINUES TO GROW SLOWLY,
SOMETIMES IN FITS AND STARTS."

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FEBRUARY 2012

Although U.S. economic growth was strong during the fourth quarter of 2011, results for the six-month reporting period and for the 2011 calendar year were more modest. The expansion was an on-again, off-again affair, a blend of good news and disappointment. This "muddle-through" recovery has not been surprising given the balance sheet recession we experienced after the 2008 financial crisis. That recession, unlike any other since World War II, was precipitated by the bursting of a financial bubble, which led in turn to a pullback in spending as consumers and businesses sought to reduce their debt burdens.

In support of the economy, the Federal Reserve (the Fed) cut interest rates to extraordinarily low levels. Many businesses took advantage of low interest rates to restructure their balance sheets. However, for most individuals, this effort is a work in progress. As a result, I expect a "struggle through" recovery in 2012 as the U.S. economy continues to grow slowly. At the same time, there is a long list of known worries, among them the weak housing market, sluggish job growth, and growing international risks.

In the European Union (EU), policymakers are providing significant monetary stimulus, buying time for the EU's weakest members to regain fiscal balance. Many of these nations are weighed down by a staggering amount of debt. Fortunately, at the time of this writing, there are tentative signs that EU nations are benefiting from the stimulus efforts. In addition, Greece appeared to be making progress on restructuring its debt obligations, while pressure was easing on European banks, which hold a significant amount of sovereign debt.

Meanwhile, economic growth outside the United States is decelerating. According to forecasts by the International Monetary Fund, Europe is falling into a recession. The Bank of Japan has indicated that economic growth is slowing and that Japan's economy may enter a recession. China's economy, which has experienced double-digit growth in recent years, hit a soft patch during 2011 and seems likely to grow more slowly in the future.

In the face of weakening economic growth, central bankers around the world continue to keep interest rates extremely low. I believe this has set up an inflation/deflation tug of war between central banks, which are trying to re-ignite economic growth, and businesses and consumers, who are trying to

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deleverage their balance sheets. It remains to be seen whether inflation or deflation prevails over the long run.

How might this affect the financial markets? Some observers have suggested that because of central banks' monetary intervention, market performance could diverge from economic performance. This "decoupling" thesis has yet to be proven, but if correct, it suggests that the markets may perform well even as the economy continues to struggle.

Looking ahead, the U.S. economy is likely to grow, though at a slower pace than many of us might like. The Fed, which is determined to keep the expansion from stalling, announced in January that it expected to hold interest rates at low levels until the end of 2014. The announcement has led some observers to speculate about a third round of quantitative easing. While we cannot know what the Fed will actually do, investors should be prepared for an extended period -- longer than we thought in the autumn of 2011 -- of low interest rates.

In this environment, investors have a difficult choice. They can choose to be conservative and look to money market funds, which are earning only slightly more than zero -- less than the current inflation rate. Or, they can assume more risk, perhaps more than they might otherwise do, for the potential of an enhanced return. I recommend they make the decision in the context of an investment plan based on their goals, time horizon, and risk tolerance. If you would like help reviewing your investment plan, please call one of our USAA service representatives. They are available to help you free of charge.

From all of us at USAA Asset Management Company*, I'd like to thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA ASSET MANAGEMENT COMPANY

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

SHAREHOLDER VOTING RESULTS                                                   15

FINANCIAL INFORMATION

    Portfolio of Investments                                                 16

    Notes to Portfolio of Investments                                        24

    Financial Statements                                                     25

    Notes to Financial Statements                                            28

EXPENSE EXAMPLE                                                              47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA VALUE FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest its assets primarily in equity securities of companies that are considered to be undervalued. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's applicable rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at (800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1
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MANAGERS' COMMENTARY ON THE FUND

Barrow, Hanley, Mewhinney & Strauss, LLC

    MARK GIAMBRONE, CPA                                   TIMOTHY J. CULLER, CFA
    JAMES P. BARROW                                       JAMES S. McCLURE, CFA
    RAY NIXON, Jr.                                        JOHN P. HARLOE, CFA
    ROBERT J. CHAMBERS, CFA

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o   HOW DID THE USAA VALUE FUND (THE FUND SHARES) PERFORM?

    For the six-month period ended January 31, 2012, the Fund Shares had a total return of 1.60%. This compares to returns of 1.63% for the Russell 3000(R) Value Index and -0.84% for the Lipper Multi-Cap Value Funds Index.

    Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS) is the subadviser for the Fund.

o   CAN YOU DISCUSS THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD?

    As the period began, equities and other risk assets were under pressure from a variety of corners. Weakness in employment and housing continued to raise fears over the possibility of a dip into a second recession. Stalled negotiations over raising the debt ceiling raised the prospect of a default on U.S. Government debt. An unsatisfying resolution to the debt stalemate in early August was

    Refer to page 9 for benchmark definitions.

    Past performance is no guarantee of future results.

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2  | USAA VALUE FUND
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    followed almost immediately by a historic downgrade of U.S. debt by Standard and Poor's. Finally, the threat of a default by Greece on its sovereign debt continued to weigh on global financial markets. Markets were concerned not only with the direct impact on European banks of a default by Greece, but also with possible contagion into the global economy.

    In the fourth quarter of 2011, investors began to look past the potential risk factors that had been weighing on the markets. While progress in resolving the European debt crisis continued to be halting, policymakers there began to move toward broader steps to achieve greater fiscal union and avert one or more defaults with the potential to throw the global economy back into recession. In particular, the European Central Bank's unanticipated plan to make $639 billion in credit available to the region's troubled banks was viewed as a major backstop to conditions in the euro zone. At home, the U.S. economy began to display better-than-expected performance in a number of areas, easing investors' concerns about a potential recession in the year ahead. In combination, these factors led to a substantial recovery in investor sentiment and fueled a strong rebound in stocks that continued through January of 2012.

o WHAT WERE THE PRINCIPAL FACTORS THAT IMPACTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING PERIOD?

    In keeping with Barrow Hanley's bottom-up approach to investing, the Fund's relative performance was helped most by strong stock selection, especially within the energy, industrials, and financials sectors. In terms of sector weightings, a higher-than-benchmark exposure to industrials was the leading contributor.

    On the downside, selection within consumer discretionary constrained returns, mostly the result of holding a pair of cruise operators whose

    You will find a complete list of securities that the Fund owns on pages
    16-23.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    stocks were impacted negatively by the January cruise ship disaster off the coast of Italy. An overweight allocation to health care also hurt returns. The sector has been impacted by decreased utilization rates as patients delay seeing doctors or seeking treatment in an environment of weak employment. We expect conditions in the sector to improve over the next few quarters.

    Within industrials, aerospace manufacturer Goodrich Corp. was a leading contributor. As a mid-capitalization company with an inexpensive valuation and strong cash flow, we viewed Goodrich as a likely takeover candidate. The company announced during the period that it would be acquired by United Technologies Corp., leading to a substantial gain for the Fund. As conditions in the economy continue to improve we believe holding potential acquisition targets will be a profitable strategy for the Fund.

    Another holding within industrials, tools and hardware manufacturer Stanley Black & Decker, Inc. also contributed strongly to relative performance. During the reporting period, the company made another acquisition that contributed to earnings growth in a sluggish economy, benefiting the stock price.

    Within the large-capitalization pharmaceutical space, Pfizer, Inc. (Pfizer) has continued to perform well. As with most large-cap pharmaceutical companies, Pfizer has been facing the expiration of multiple patents and resulting sales competition from generic drugs. In recent quarters, the market has been looking beyond the 2012 expiration of the patent on Pfizer's blockbuster cholesterol drug Lipitor and focusing on the company's strong free cash flow and good dividend yield.

    We have been adding to the Fund's energy exposure, as we believe high oil prices are supporting the outlook for profits in the sector. Within the sector Spectra Energy Corp. (Spectra) was one of the leading contributors to the Fund's relative performance. Spectra is a pipeline company that has benefited from shale plays for oil and gas, which have increased demand for its services.

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4  | USAA VALUE FUND

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    Within financials, performance overall was helped by our focus on companies positioned to benefit from an improving consumer credit environment. In this vein, PNC Financial Services Group, Inc. (PNC) is a regional bank with a strong capital position and good business fundamentals. In addition, PNC is less exposed to some of the issues confronting money center banks. By contrast, Citigroup, Inc. (Citigroup) and Bank of America Corp. (Bank of America) performed poorly during the reporting period, as investors focused on the potential impact of the European debt crisis. We continue to hold both stocks. Citigroup has a strong franchise and sufficient capital to weather most of the likely scenarios. While Bank of America is more subject to capital concerns, it also has a strong franchise and the current valuation is compelling.

    Within technology, Hewlett-Packard Co., a leading manufacturer of printers and other hardware devices, has continued to suffer from the poor decisions of past management in allocating assets as well as ongoing market share pressures. We continue to hold the stock as we view the current valuation of the stock as extremely attractive and are encouraged by the new management team.

o   WHAT IS YOUR OUTLOOK?

    We continue to take a bottom up approach to selecting stocks based on individual company fundamentals. For some time, the companies we talk to have been reporting that business conditions are constructive and that growth plans remain in place. In assessing individual company prospects and valuation targets, we are assuming negative growth in Europe but continue to expect positive growth in the United States and emerging markets. The fourth quarter of 2011 saw investors respond positively to more cyclical stocks as economic data came in above expectations, not only in the United States but

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    also China and even Europe. In this vein, the Fund remains overweighted in the industrials, information technology, and health care sectors. While underweight financials, the Fund has significant exposure to lending-based institutions with the potential to rebound off of recent lows as the economic backdrop continues to improve.

    The Fund has an overall emphasis on attractively valued large-capitalization stocks with the potential to benefit from improving conditions. Such stocks also should hold up relatively well should a bump in the road derail the current recovery. We continue to be cognizant that developments in the European debt crisis could shift the growth outlook and will not hesitate to adjust as conditions evolve.

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6  | USAA VALUE FUND

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INVESTMENT OVERVIEW

USAA VALUE FUND SHARES (Symbol: UVALX)

--------------------------------------------------------------------------------
                                          1/31/12                    7/31/11
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
Net Assets                             $608.5 Million             $585.5 Million
Net Asset Value Per Share                  $13.79                     $13.74

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
  7/31/11 to 1/31/12*            1 Year            5 Years            10 Years
        1.60%                     0.72%             0.08%               4.76%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year                            5 Years                           10 Years
  -0.42%                             -0.43%                             4.34%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/11**
--------------------------------------------------------------------------------
  Before Reimbursement    1.25%                   After Reimbursement    1.15%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.15% OF THE FUND SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2012.

THESE BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2011. BEFORE AND AFTER EXPENSE RATIOS MAY DIFFER FROM THE FUND SHARES' ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA VALUE           RUSSELL 3000          LIPPER MULTI-CAP
                     FUND SHARES          VALUE INDEX          VALUE FUNDS INDEX
 1/31/2002           $10,000.00           $10,000.00              $10,000.00
 2/28/2002             9,892.38            10,019.41                9,869.19
 3/31/2002            10,520.18            10,513.95               10,372.99
 4/30/2002            10,376.68            10,209.07               10,067.88
 5/31/2002            10,269.06            10,228.54               10,058.12
 6/30/2002             9,417.04             9,669.78                9,288.61
 7/31/2002             8,627.80             8,731.13                8,517.56
 8/31/2002             8,645.74             8,789.75                8,653.13
 9/30/2002             7,865.47             7,836.53                7,715.02
10/31/2002             8,089.69             8,383.84                8,128.08
11/30/2002             8,331.84             8,921.61                8,733.46
12/31/2002             8,154.44             8,534.53                8,347.96
 1/31/2003             7,982.67             8,325.57                8,175.92
 2/28/2003             7,910.35             8,099.63                7,966.18
 3/31/2003             7,865.15             8,118.04                7,996.11
 4/30/2003             8,262.92             8,836.53                8,690.81
 5/31/2003             8,850.55             9,429.98                9,417.26
 6/30/2003             9,040.40             9,551.00                9,486.47
 7/31/2003             9,031.36             9,717.27                9,616.94
 8/31/2003             9,284.49             9,884.81                9,918.22
 9/30/2003             9,166.96             9,787.08                9,803.99
10/31/2003             9,691.31            10,401.07               10,344.21
11/30/2003             9,863.07            10,562.04               10,564.73
12/31/2003            10,400.68            11,191.88               11,084.67
 1/31/2004            10,455.81            11,403.33               11,318.87
 2/29/2004            10,713.07            11,645.88               11,534.52
 3/31/2004            10,593.63            11,564.48               11,433.60
 4/30/2004            10,363.93            11,256.67               11,223.52
 5/31/2004            10,455.81            11,373.02               11,276.29
 6/30/2004            10,942.77            11,665.84               11,593.98
 7/31/2004            10,703.88            11,469.99               11,262.71
 8/31/2004            10,768.20            11,628.97               11,302.00
 9/30/2004            11,053.02            11,832.06               11,530.59
10/31/2004            11,172.47            12,027.64               11,681.94
11/30/2004            11,898.31            12,674.40               12,293.71
12/31/2004            12,344.27            13,088.19               12,737.40
 1/31/2005            12,215.79            12,832.09               12,460.35
 2/28/2005            12,650.66            13,242.89               12,789.11
 3/31/2005            12,571.59            13,053.56               12,608.01
 4/30/2005            12,294.86            12,782.80               12,306.26
 5/31/2005            12,611.12            13,128.90               12,706.81
 6/30/2005            12,897.74            13,309.61               12,863.26
 7/31/2005            13,342.49            13,727.31               13,297.59
 8/31/2005            13,194.24            13,644.64               13,198.27
 9/30/2005            13,312.84            13,817.17               13,309.01
10/31/2005            12,877.97            13,466.60               12,982.78
11/30/2005            13,194.24            13,918.43               13,418.91
12/31/2005            13,366.69            13,984.85               13,544.31
 1/31/2006            13,752.66            14,581.57               13,990.85
 2/28/2006            13,793.29            14,662.43               14,012.84
 3/31/2006            14,016.74            14,907.00               14,242.93
 4/30/2006            14,412.87            15,254.27               14,525.52
 5/31/2006            14,016.74            14,846.57               14,151.48
 6/30/2006            13,965.96            14,949.37               14,122.90
 7/31/2006            13,996.43            15,259.38               14,167.59
 8/31/2006            14,230.04            15,532.90               14,440.36
 9/30/2006            14,544.91            15,828.16               14,765.35
10/31/2006            14,971.50            16,372.29               15,285.79
11/30/2006            15,306.69            16,754.57               15,604.11
12/31/2006            15,589.37            17,109.50               15,856.37
 1/31/2007            15,851.11            17,331.71               16,125.60
 2/28/2007            15,735.94            17,066.74               15,849.87
 3/31/2007            16,029.09            17,325.33               15,984.77
 4/30/2007            16,563.05            17,923.75               16,641.39
 5/31/2007            17,233.11            18,571.24               17,277.53
 6/30/2007            16,939.96            18,137.58               16,971.53
 7/31/2007            16,133.79            17,238.90               16,184.40
 8/31/2007            16,217.55            17,444.47               16,216.76
 9/30/2007            16,573.52            18,001.34               16,645.15
10/31/2007            16,688.68            18,018.71               16,713.79
11/30/2007            16,081.44            17,100.52               15,866.58
12/31/2007            15,790.66            16,936.62               15,691.62
 1/31/2008            15,212.68            16,256.95               14,931.10
 2/29/2008            14,580.19            15,578.57               14,402.23
 3/31/2008            14,034.93            15,488.77               14,114.97
 4/30/2008            14,732.86            16,222.81               14,836.24
 5/31/2008            15,081.82            16,242.09               15,102.17
 6/30/2008            13,653.25            14,688.10               13,707.94
 7/31/2008            13,576.91            14,696.85               13,556.78
 8/31/2008            13,784.11            14,982.82               13,709.44
 9/30/2008            12,693.59            13,915.07               12,440.06
10/31/2008            10,414.42            11,474.16               10,159.79
11/30/2008             9,640.15            10,610.05                9,484.63
12/31/2008            10,093.56            10,796.83                9,783.90
 1/31/2009             9,323.99             9,530.88                8,943.76
 2/28/2009             8,164.07             8,253.43                7,960.17
 3/31/2009             8,877.87             8,961.30                8,652.97
 4/30/2009             9,892.80             9,958.77                9,593.92
 5/31/2009            10,350.08            10,541.06               10,167.01
 6/30/2009            10,450.46            10,467.53               10,097.84
 7/31/2009            11,521.15            11,351.46               10,925.81
 8/31/2009            12,023.04            11,940.76               11,397.33
 9/30/2009            12,346.48            12,412.98               11,855.74
10/31/2009            12,067.66            11,997.21               11,558.88
11/30/2009            12,826.07            12,650.39               12,072.71
12/31/2009            13,197.52            12,930.44               12,385.12
 1/31/2010            12,926.57            12,565.55               12,045.13
 2/28/2010            13,400.73            12,977.27               12,435.87
 3/31/2010            14,202.29            13,841.45               13,150.80
 4/30/2010            14,507.11            14,250.96               13,465.61
 5/31/2010            13,332.99            13,076.73               12,343.68
 6/30/2010            12,418.54            12,306.40               11,579.88
 7/31/2010            13,344.28            13,143.11               12,373.68
 8/31/2010            12,531.43            12,547.20               11,777.72
 9/30/2010            13,795.87            13,549.17               12,799.26
10/31/2010            14,145.84            13,965.04               13,233.29
11/30/2010            14,224.87            13,925.18               13,174.86
12/31/2010            15,322.80            15,028.67               14,185.98
 1/31/2011            15,801.63            15,341.43               14,502.32
 2/28/2011            16,303.27            15,924.50               15,024.29
 3/31/2011            16,428.68            16,000.67               15,172.61
 4/30/2011            16,896.12            16,412.89               15,576.38
 5/31/2011            16,725.10            16,229.51               15,353.17
 6/30/2011            16,451.48            15,891.16               15,027.90
 7/31/2011            15,664.82            15,364.23               14,498.36
 8/31/2011            14,593.14            14,372.78               13,369.74
 9/30/2011            13,361.84            13,248.05               12,096.40
10/31/2011            15,026.37            14,795.04               13,608.63
11/30/2011            15,049.17            14,722.08               13,519.43
12/31/2011            15,258.26            15,013.50               13,602.02
 1/31/2012            15,916.14            15,615.22               14,376.15

                                   [END CHART]

                         Data from 1/31/02 to 1/31/12.*

*The performance of the Russell 3000(R) Value Index and the Lipper Multi-Cap Value Funds Index is calculated from the end of the month, July 31, 2001, while the Fund's inception date is August 3, 2001. There may be a slight variation of the performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA VALUE FUND

================================================================================

The graph on page 8 illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Shares to the following benchmarks:

o The unmanaged Russell 3000(R) Value Index measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the unmanaged Russell 1000(R) Value or the unmanaged Russell 2000(R) Value indexes.

o The unmanaged Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA VALUE FUND INSTITUTIONAL SHARES*
(Symbol: UIVAX)


--------------------------------------------------------------------------------
                                          1/31/12                    7/31/11
--------------------------------------------------------------------------------

Net Assets                            $161.3 Million             $141.7 Million
Net Asset Value Per Share                 $13.78                     $13.75


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------

  7/31/11 to 1/31/12**             1 Year              Since Inception 8/01/08
         1.70%                      0.96%                        4.94%


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------

  1 Year                                               Since Inception 8/01/08
  -0.18%                                                         3.77%


--------------------------------------------------------------------------------
                       EXPENSE RATIO AS OF 7/31/11***
--------------------------------------------------------------------------------

                                    1.00%


*The USAA Value Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are currently offered for sale only to the USAA Target Retirement Funds or through a USAA managed account program and not to the general public.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA VALUE FUND

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA VALUE FUND        RUSSELL 3000         LIPPER MULTI-CAP
                INSTITUTIONAL SHARES      VALUE INDEX            VALUE FUNDS
 7/31/2008           $10,000.00            $10,000.00            $10,000.00
 8/31/2008            10,177.13             10,194.58             10,112.61
 9/30/2008             9,371.98              9,468.06              9,176.26
10/31/2008             7,689.21              7,807.23              7,494.25
11/30/2008             7,117.55              7,219.27              6,996.23
12/31/2008             7,454.67              7,346.36              7,216.98
 1/31/2009             6,885.67              6,484.98              6,597.26
 2/28/2009             6,036.30              5,615.78              5,871.72
 3/31/2009             6,555.82              6,097.43              6,382.76
 4/30/2009             7,306.24              6,776.13              7,076.84
 5/31/2009             7,644.34              7,172.32              7,499.57
 6/30/2009             7,726.80              7,122.29              7,448.56
 7/31/2009             8,518.44              7,723.74              8,059.30
 8/31/2009             8,897.78              8,124.71              8,407.11
 9/30/2009             9,136.92              8,446.01              8,745.24
10/31/2009             8,930.76              8,163.12              8,526.27
11/30/2009             9,499.76              8,607.55              8,905.29
12/31/2009             9,771.02              8,798.10              9,135.74
 1/31/2010             9,570.25              8,549.82              8,884.95
 2/28/2010             9,921.61              8,829.97              9,173.17
 3/31/2010            10,515.56              9,417.97              9,700.54
 4/30/2010            10,749.80              9,696.61              9,932.75
 5/31/2010             9,871.41              8,897.64              9,105.17
 6/30/2010             9,202.16              8,373.50              8,541.76
 7/31/2010             9,888.14              8,942.80              9,127.30
 8/31/2010             9,285.82              8,537.34              8,687.70
 9/30/2010            10,231.13              9,219.10              9,441.23
10/31/2010            10,490.47              9,502.06              9,761.38
11/30/2010            10,557.39              9,474.94              9,718.28
12/31/2010            11,371.72             10,225.77             10,464.12
 1/31/2011            11,727.35             10,438.58             10,697.46
 2/28/2011            12,108.38             10,835.32             11,082.49
 3/31/2011            12,201.52             10,887.14             11,191.90
 4/30/2011            12,548.69             11,167.62             11,489.74
 5/31/2011            12,421.68             11,042.85             11,325.09
 6/30/2011            12,218.46             10,812.63             11,085.16
 7/31/2011            11,642.68             10,454.09             10,694.55
 8/31/2011            10,846.74              9,779.49              9,862.04
 9/30/2011             9,932.26              9,014.21              8,922.77
10/31/2011            11,168.50             10,066.81             10,038.25
11/30/2011            11,185.44             10,017.17              9,972.45
12/31/2011            11,350.72             10,215.45             10,033.37
 1/31/2012            11,840.49             10,624.87             10,604.40

                                   [END CHART]

                         Data from 7/31/08 to 1/31/12.*

                      See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Institutional Shares to the benchmarks.

*The performance of the Lipper Multi-Cap Value Funds Index and the Russell 3000(R) Value Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA VALUE FUND ADVISER SHARES (Symbol: UAVAX)*

--------------------------------------------------------------------------------
                                          1/31/12                    7/31/11
--------------------------------------------------------------------------------
Net Assets                             $6.2 Million               $6.2 Million
Net Asset Value Per Share                 $13.77                     $13.68

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
  7/31/11 to 1/31/12**            1 Year               Since Inception 8/01/10
         1.39%                     0.22%                        10.33%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year                                                Since Inception 8/01/10
  -1.00%                                                          7.72%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/11***
--------------------------------------------------------------------------------
  Before Reimbursement       2.00%             After Reimbursement       1.65%

*The USAA Value Fund Adviser Shares (Adviser Shares) commenced operations on August 1, 2010.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.65% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2012.

THESE BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED DECEMBER 1, 2011. BEFORE AND AFTER EXPENSE RATIOS MAY DIFFER FROM THE ADVISER SHARES' ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA VALUE FUND

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     RUSSELL 3000      LIPPER MULTI-CAP          USAA VALUE
                     VALUE INDEX          VALUE FUNDS       FUND ADVISER SHARES
 7/31/2010            $10,000.00          $10,000.00             $10,000.00
 8/31/2010              9,546.60            9,518.37               9,188.07
 9/30/2010             10,308.96           10,343.94              10,115.99
10/31/2010             10,625.37           10,694.71              10,364.54
11/30/2010             10,595.04           10,647.48              10,422.54
12/31/2010             11,434.64           11,464.64              11,223.33
 1/31/2011             11,672.60           11,720.29              11,565.96
 2/28/2011             12,116.24           12,142.13              11,933.67
 3/31/2011             12,174.19           12,262.00              12,017.24
 4/30/2011             12,487.83           12,588.32              12,351.51
 5/31/2011             12,348.30           12,407.93              12,217.80
 6/30/2011             12,090.87           12,145.05              12,017.24
 7/31/2011             11,689.95           11,717.09              11,432.25
 8/31/2011             10,935.60           10,804.98              10,655.06
 9/30/2011             10,079.84            9,775.91               9,744.15
10/31/2011             11,256.88           10,998.04              10,955.91
11/30/2011             11,201.37           10,925.95              10,964.26
12/31/2011             11,423.10           10,992.71              11,111.07
 1/31/2012             11,880.92           11,618.33              11,590.87

                                   [END CHART]

                      Data from 7/31/10 to 1/31/12.*

                      See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Adviser Shares to the benchmarks.

*The performance of the Lipper Multi-Cap Value Funds Index and the Russell 3000(R) Value Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 1/31/2012
                                (% of Net Assets)

    Stanley Black & Decker, Inc. ..................................     2.2%
    Capital One Financial Corp. ...................................     2.2%
    Occidental Petroleum Corp. ....................................     2.0%
    Philip Morris International, Inc. .............................     2.0%
    Pfizer, Inc. ..................................................     2.0%
    ConocoPhillips ................................................     2.0%
    Microsoft Corp. ...............................................     1.9%
    American Express Co. ..........................................     1.8%
    SLM Corp. .....................................................     1.8%
    PNC Financial Services Group, Inc. ............................     1.8%

                   o  SECTOR ASSET ALLOCATION -- 1/31/2012  o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

    Financials                                                         20.4%
    Industrials                                                        18.6%
    Health Care                                                        14.2%
    Information Technology                                             12.1%
    Energy                                                             10.3%
    Consumer Discretionary                                              7.0%
    Consumer Staples                                                    7.0%
    Telecommunication Services                                          3.8%
    Utilities                                                           3.3%
    Money Market Instruments                                            2.1%
    Materials                                                           1.0%

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 16-23.

================================================================================

14  | USAA VALUE FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------
TRUSTEES                                FOR               VOTES WITHHELD
--------------------------------------------------------------------------
Thomas F. Eggers                   6,660,811,393            63,843,596
Daniel S. McNamara                 6,665,041,690            59,613,299
Robert L. Mason, Ph.D.             6,673,454,396            51,200,593
Michael F. Reimherr                6,655,017,938            69,637,051
Paul L. McNamara                   6,652,482,258            72,172,731
Barbara B. Ostdiek, Ph.D.          6,650,120,137            74,534,852

================================================================================

                                                SHAREHOLDER VOTING RESULTS |  15

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (97.7%)

             CONSUMER DISCRETIONARY (7.0%)
             -----------------------------
             APPAREL RETAIL (0.5%)
   102,500   Men's Wearhouse, Inc.                                      $  3,535
                                                                        --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.5%)
   156,700   Hanesbrands, Inc.*                                            3,855
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.8%)
   307,400   American Axle & Manufacturing Holdings, Inc.*                 3,708
    92,900   Gentex Corp.                                                  2,496
                                                                        --------
                                                                           6,204
                                                                        --------
             CASINOS & GAMING (0.7%)
   347,300   International Game Technology                                 5,533
                                                                        --------
             COMPUTER & ELECTRONICS RETAIL (0.4%)
    87,200   Rent-A-Center, Inc.                                           2,949
                                                                        --------
             GENERAL MERCHANDISE STORES (0.6%)
    92,700   Target Corp.                                                  4,710
                                                                        --------
             HOMEFURNISHING RETAIL (0.2%)
    58,650   Aaron's, Inc.                                                 1,561
                                                                        --------
             HOTELS, RESORTS & CRUISE LINES (1.8%)
   314,500   Carnival Corp.                                                9,498
   175,700   Royal Caribbean Cruises Ltd.                                  4,775
                                                                        --------
                                                                          14,273
                                                                        --------
             HOUSEHOLD APPLIANCES (0.3%)
    41,700   Whirlpool Corp.                                               2,265
                                                                        --------
             HOUSEWARES & SPECIALTIES (0.2%)
    81,600   Newell Rubbermaid, Inc.                                       1,507
                                                                        --------
             LEISURE PRODUCTS (0.3%)
   126,400   Brunswick Corp.                                               2,697
                                                                        --------
             PUBLISHING (0.2%)
    29,600   John Wiley & Sons, Inc. "A"                                   1,344
                                                                        --------

================================================================================

16  | USAA VALUE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SPECIALIZED CONSUMER SERVICES (0.1%)
    95,600   Service Corp. International                                $  1,061
                                                                        --------
             SPECIALTY STORES (0.4%)
   123,000   Cabela's, Inc.*                                               3,208
                                                                        --------
             Total Consumer Discretionary                                 54,702
                                                                        --------
             CONSUMER STAPLES (7.0%)
             -----------------------
             DISTILLERS & VINTNERS (0.6%)
    55,200   Diageo plc ADR                                                4,890
                                                                        --------
             DRUG RETAIL (1.2%)
   272,400   Walgreen Co.                                                  9,087
                                                                        --------
             TOBACCO (5.2%)
   294,100   Altria Group, Inc.                                            8,352
    84,615   Imperial Tobacco Group plc ADR                                6,058
    47,600   Lorillard, Inc.                                               5,112
   208,900   Philip Morris International, Inc.                            15,620
   129,200   Reynolds American, Inc.                                       5,069
                                                                        --------
                                                                          40,211
                                                                        --------
             Total Consumer Staples                                       54,188
                                                                        --------
             ENERGY (10.3%)
             --------------
             INTEGRATED OIL & GAS (6.5%)
   195,000   BP plc ADR                                                    8,952
    44,100   Chevron Corp.                                                 4,546
   222,700   ConocoPhillips                                               15,190
    96,800   Murphy Oil Corp.                                              5,769
   158,800   Occidental Petroleum Corp.                                   15,844
                                                                        --------
                                                                          50,301
                                                                        --------
             OIL & GAS DRILLING (0.8%)
   168,100   SeaDrill Ltd.                                                 6,236
                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (1.4%)
   363,300   Marathon Oil Corp.                                           11,404
                                                                        --------
             OIL & GAS STORAGE & TRANSPORTATION (1.6%)
   393,000   Spectra Energy Corp.                                         12,376
                                                                        --------
             Total Energy                                                 80,317
                                                                        --------
             FINANCIALS (20.4%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.1%)
    62,800   Ameriprise Financial, Inc.                                    3,363
    99,900   Federated Investors, Inc. "B"                                 1,706

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   285,400   Janus Capital Group, Inc.                                  $  2,246
   221,100   State Street Corp.                                            8,663
                                                                        --------
                                                                          15,978
                                                                        --------
             CONSUMER FINANCE (6.6%)
   278,000   American Express Co.                                         13,939
   366,500   Capital One Financial Corp.                                  16,767
   254,400   Discover Financial Services                                   6,915
   924,700   SLM Corp.                                                    13,824
                                                                        --------
                                                                          51,445
                                                                        --------
             DIVERSIFIED BANKS (1.7%)
   443,200   Wells Fargo & Co.                                            12,946
                                                                        --------
             INSURANCE BROKERS (0.7%)
   131,900   Willis Group Holdings Ltd. plc                                5,127
                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (3.1%)
   855,759   Bank of America Corp.                                         6,102
   278,200   Citigroup, Inc.                                               8,546
   252,400   JPMorgan Chase & Co.                                          9,414
                                                                        --------
                                                                          24,062
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (1.2%)
    48,100   Chubb Corp.                                                   3,242
    25,100   ProAssurance Corp.                                            2,049
   210,300   XL Group plc                                                  4,263
                                                                        --------
                                                                           9,554
                                                                        --------
             REGIONAL BANKS (3.4%)
   164,820   BBCN Bancorp, Inc.*                                           1,668
   354,900   Fifth Third Bancorp                                           4,617
   233,900   PNC Financial Services Group, Inc.                           13,781
    87,700   Prosperity Bancshares, Inc.                                   3,641
 1,575,000   Synovus Financial Corp.                                       2,741
                                                                        --------
                                                                          26,448
                                                                        --------
             REITs - MORTGAGE (0.3%)
   158,400   Annaly Capital Management, Inc.                               2,667
                                                                        --------
             REITs - RESIDENTIAL (0.8%)
    44,900   Essex Property Trust, Inc.                                    6,466
                                                                        --------
             THRIFTS & MORTGAGE FINANCE (0.5%)
   308,900   New York Community Bancorp, Inc.                              3,920
                                                                        --------
             Total Financials                                            158,613
                                                                        --------

================================================================================

18  | USAA VALUE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HEALTH CARE (14.2%)
             -------------------
             HEALTH CARE DISTRIBUTORS (0.5%)
    84,700   Cardinal Health, Inc.                                      $  3,645
                                                                        --------
             HEALTH CARE EQUIPMENT (3.6%)
   213,600   Baxter International, Inc.                                   11,851
   349,300   Medtronic, Inc.                                              13,472
    54,900   St. Jude Medical, Inc.                                        2,290
                                                                        --------
                                                                          27,613
                                                                        --------
             HEALTH CARE FACILITIES (0.5%)
   187,000   HealthSouth Corp.*                                            3,607
                                                                        --------
             HEALTH CARE SERVICES (0.6%)
   151,100   Omnicare, Inc.                                                4,961
                                                                        --------
             MANAGED HEALTH CARE (4.6%)
   111,300   CIGNA Corp.                                                   4,989
   180,100   Coventry Health Care, Inc.*                                   5,416
   255,500   UnitedHealth Group, Inc.                                     13,232
   194,400   WellPoint, Inc.                                              12,504
                                                                        --------
                                                                          36,141
                                                                        --------
             PHARMACEUTICALS (4.4%)
   198,600   Johnson & Johnson                                            13,090
   712,452   Pfizer, Inc.                                                 15,246
   150,300   Sanofi ADR                                                    5,581
                                                                        --------
                                                                          33,917
                                                                        --------
             Total Health Care                                           109,884
                                                                        --------
             INDUSTRIALS (18.6%)
             -------------------
             AEROSPACE & DEFENSE (5.0%)
    55,400   Exelis, Inc.                                                    554
    42,100   Goodrich Corp.                                                5,252
   216,800   Honeywell International, Inc.                                12,583
   122,100   L-3 Communications Holdings, Inc.                             8,637
   248,200   Raytheon Co.                                                 11,911
                                                                        --------
                                                                          38,937
                                                                        --------
             AIR FREIGHT & LOGISTICS (0.4%)
   100,600   Forward Air Corp.                                             3,521
                                                                        --------
             BUILDING PRODUCTS (1.6%)
   146,225   Gibraltar Industries, Inc.*                                   2,291
   406,200   Masco Corp.                                                   4,903
    92,800   Simpson Manufacturing Co., Inc.                               3,005

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    76,200   Trex Co., Inc.*                                            $  1,891
                                                                        --------
                                                                          12,090
                                                                        --------
             CONSTRUCTION & ENGINEERING (0.6%)
   142,100   Aegion Corp.*                                                 2,425
   157,503   Comfort Systems USA, Inc.                                     1,884
                                                                        --------
                                                                           4,309
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
   158,000   Oshkosh Corp.*                                                3,836
   193,700   Terex Corp.*                                                  3,836
                                                                        --------
                                                                           7,672
                                                                        --------
             DIVERSIFIED SUPPORT SERVICES (0.4%)
   154,500   Mobile Mini, Inc.*                                            3,214
                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.2%)
   135,300   Emerson Electric Co.                                          6,952
    46,100   Regal-Beloit Corp.                                            2,617
                                                                        --------
                                                                           9,569
                                                                        --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
   148,600   Korn/Ferry International*                                     2,442
                                                                        --------
             INDUSTRIAL CONGLOMERATES (1.2%)
   497,800   General Electric Co.                                          9,314
                                                                        --------
             INDUSTRIAL MACHINERY (5.3%)
    87,900   Eaton Corp.                                                   4,310
   253,600   Illinois Tool Works, Inc.                                    13,448
    27,700   ITT Corp.                                                       602
    56,100   SPX Corp.                                                     3,906
   246,100   Stanley Black & Decker, Inc.                                 17,271
    55,400   Xylem, Inc.                                                   1,436
                                                                        --------
                                                                          40,973
                                                                        --------
             OFFICE SERVICES & SUPPLIES (0.3%)
   113,700   Herman Miller, Inc.                                           2,401
                                                                        --------
             RESEARCH & CONSULTING SERVICES (0.4%)
    41,100   Dun & Bradstreet Corp.                                        3,403
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (0.9%)
   317,000   RSC Holdings, Inc.*                                           6,717
                                                                        --------
             Total Industrials                                           144,562
                                                                        --------
             INFORMATION TECHNOLOGY (12.1%)
             ------------------------------
             APPLICATION SOFTWARE (0.5%)
   294,300   Mentor Graphics Corp.*                                        4,082
                                                                        --------

================================================================================

20  | USAA VALUE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMPUTER HARDWARE (0.7%)
   179,400   Hewlett-Packard Co.                                        $  5,020
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
   234,700   Western Union Co.                                             4,483
                                                                        --------
             ELECTRONIC COMPONENTS (0.8%)
    49,400   Littelfuse, Inc.                                              2,505
   299,400   Vishay Intertechnology, Inc.*                                 3,677
                                                                        --------
                                                                           6,182
                                                                        --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
    81,300   Cognex Corp.                                                  3,378
    41,300   FARO Technologies, Inc.*                                      2,242
                                                                        --------
                                                                           5,620
                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (1.7%)
    99,900   Mercury Computer Systems, Inc.*                               1,338
   192,800   Molex, Inc.                                                   5,097
    80,600   Park Electrochemical Corp.                                    2,448
   106,300   Plexus Corp.*                                                 3,853
                                                                        --------
                                                                          12,736
                                                                        --------
             IT CONSULTING & OTHER SERVICES (1.7%)
    68,500   International Business Machines Corp.                        13,193
                                                                        --------
             OFFICE ELECTRONICS (0.5%)
   527,000   Xerox Corp.                                                   4,084
                                                                        --------
             SEMICONDUCTOR EQUIPMENT (0.9%)
   319,800   Applied Materials, Inc.                                       3,927
   301,100   Brooks Automation, Inc.                                       3,228
                                                                        --------
                                                                           7,155
                                                                        --------
             SEMICONDUCTORS (2.1%)
   229,000   Intel Corp.                                                   6,050
   107,200   Microchip Technology, Inc.                                    3,957
   199,000   Texas Instruments, Inc.                                       6,444
                                                                        --------
                                                                          16,451
                                                                        --------
             SYSTEMS SOFTWARE (1.9%)
   492,700   Microsoft Corp.                                              14,549
                                                                        --------
             Total Information Technology                                 93,555
                                                                        --------

             MATERIALS (1.0%)
             ----------------
             PAPER PACKAGING (0.6%)
   140,300   Sonoco Products Co.                                           4,391
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (0.4%)
   232,100   PolyOne Corp.                                              $  3,347
                                                                        --------
             Total Materials                                               7,738
                                                                        --------
             TELECOMMUNICATION SERVICES (3.8%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
   408,030   AT&T, Inc.                                                   12,000
   252,400   Verizon Communications, Inc.                                  9,505
                                                                        --------
                                                                          21,505
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (1.0%)
   296,300   Vodafone Group plc ADR                                        8,027
                                                                        --------
             Total Telecommunication Services                             29,532
                                                                        --------
             UTILITIES (3.3%)
             ----------------
             ELECTRIC UTILITIES (1.3%)
    87,500   Entergy Corp.                                                 6,071
    89,000   Pinnacle West Capital Corp.                                   4,206
                                                                        --------
                                                                          10,277
                                                                        --------
             GAS UTILITIES (0.3%)
    29,900   ONEOK, Inc.                                                   2,486
                                                                        --------
             MULTI-UTILITIES (1.7%)
   204,800   CenterPoint Energy, Inc.                                      3,783
   110,600   Dominion Resources, Inc.                                      5,534
   131,500   Xcel Energy, Inc.                                             3,498
                                                                        --------
                                                                          12,815
                                                                        --------
             Total Utilities                                              25,578
                                                                        --------
             Total Common Stocks (cost: $652,419)                        758,669
                                                                        --------

             MONEY MARKET INSTRUMENTS (2.1%)

             MONEY MARKET FUNDS (2.1%)
16,158,514   State Street Institutional Liquid Reserve Fund, 0.18%(a)     16,159
                                                                        --------
             Total Money Market Instruments (cost: $16,159)               16,159
                                                                        --------
             TOTAL INVESTMENTS (COST: $668,578)                         $774,828
                                                                        ========

================================================================================

22  | USAA VALUE FUND

================================================================================

--------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
--------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $758,669                  $-             $-    $758,669

Money Market Instruments:
  Money Market Funds                         16,159                   -              -      16,159
--------------------------------------------------------------------------------------------------
TOTAL                                      $774,828                  $-             $-    $774,828
--------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through January 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.9% of net assets at January 31, 2012.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT      Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at January 31, 2012.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

24  | USAA VALUE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $668,578)                $774,828
  Receivables:
      Capital shares sold:
          Affiliated transactions (Note 8)                                          203
          Nonaffiliated transactions                                                700
      USAA Asset Management Company (Note 7D)                                       216
      Dividends and interest                                                      1,173
                                                                               --------
          Total assets                                                          777,120
                                                                               --------
LIABILITIES
      Capital shares redeemed                                                       431
  Accrued management fees                                                           510
  Accrued transfer agent's fees                                                      91
  Other accrued expenses and payables                                                70
                                                                               --------
          Total liabilities                                                       1,102
                                                                               --------
             Net assets applicable to capital shares outstanding               $776,018
                                                                               ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                              $695,398
  Accumulated undistributed net investment income                                   600
  Accumulated net realized loss on investments                                  (26,230)
  Net unrealized appreciation of investments                                    106,250
                                                                               --------
             Net assets applicable to capital shares outstanding               $776,018
                                                                               ========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $608,454/44,113 shares outstanding)           $  13.79
                                                                               ========
      Institutional Shares (net assets of $161,334/11,708 shares outstanding)  $  13.78
                                                                               ========
      Adviser Shares (net assets of $6,230/452 shares outstanding)             $  13.77
                                                                               ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $4)                       $ 9,184
   Interest                                                                   17
   Securities lending (net)                                                    8
                                                                         -------
            Total income                                                   9,209
                                                                         -------
EXPENSES
   Management fees                                                         2,779
   Administration and servicing fees:
       Fund Shares                                                           420
       Institutional Shares                                                   68
       Adviser Shares                                                          4
   Transfer agent's fees:
       Fund Shares                                                           843
       Institutional Shares                                                   68
   Distribution and service fees (Note 7F):
       Adviser Shares                                                          7
   Custody and accounting fees:
       Fund Shares                                                            43
       Institutional Shares                                                   12
   Postage:
       Fund Shares                                                            21
   Shareholder reporting fees:
       Fund Shares                                                            15
   Trustees' fees                                                              7
   Registration fees:
       Fund Shares                                                            21
       Institutional Shares                                                    1
       Adviser Shares                                                         18
   Professional fees                                                          48
   Other                                                                      12
                                                                         -------
            Total expenses                                                 4,387
   Expenses paid indirectly:
       Fund Shares                                                           (12)
   Expenses reimbursed:
       Fund Shares                                                          (382)
       Adviser Shares                                                         (5)
                                                                         -------
            Net expenses                                                   3,988
                                                                         -------
NET INVESTMENT INCOME                                                      5,221
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                       1,671
   Change in net unrealized appreciation/depreciation                      8,310
                                                                         -------
            Net realized and unrealized gain                               9,981
                                                                         -------
   Increase in net assets resulting from operations                      $15,202
                                                                         =======

See accompanying notes to financial statements.

================================================================================

26  | USAA VALUE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited), and year ended
July 31, 2011

--------------------------------------------------------------------------------

                                                           1/31/2012   7/31/2011
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                     $  5,221    $  7,546
  Net realized gain on investments                             1,671      14,778
  Change in net unrealized appreciation/depreciation
     of investments                                            8,310      70,765
                                                            --------------------
     Increase in net assets resulting from operations         15,202      93,089
                                                            --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
     Fund Shares                                              (6,795)     (5,022)
     Institutional Shares                                     (2,193)     (1,296)
     Adviser Shares*                                             (42)        (51)
                                                            --------------------
        Distributions to shareholders                         (9,030)     (6,369)
                                                            --------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                 18,784      76,224
  Institutional Shares                                        17,675      39,588
  Adviser Shares*                                                 22       5,140
                                                            --------------------
        Total net increase in net assets from
           capital share transactions                         36,481     120,952
                                                            --------------------
  Net increase in net assets                                  42,653     207,672

NET ASSETS
  Beginning of period                                        733,365     525,693
                                                            --------------------
  End of period                                             $776,018    $733,365
                                                            ====================
Accumulated undistributed net investment income:
  End of period                                             $    600    $  4,409
                                                            ====================

* Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

The Fund has three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

28  | USAA VALUE FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

        the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of

================================================================================

30  | USAA VALUE FUND

================================================================================

        the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign

================================================================================

32  | USAA VALUE FUND

================================================================================

    withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2012, brokerage commission recapture credits reduced the expenses of the Fund Shares by $12,000. For the six-month period ended January 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2012, the Fund paid CAPCO facility fees of $2,000, which represents 1.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2012, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward

================================================================================

34  | USAA VALUE FUND

================================================================================

indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At July 31, 2011, the Fund had pre-enactment capital loss carryforwards of $24,767,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

 PRE-ENACTMENT CAPITAL LOSS CARRYOVERS
----------------------------------------
EXPIRES                        BALANCE
-------                      -----------
 2017                        $10,870,000
 2018                         13,897,000
                             -----------
                  Total      $24,767,000
                             ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2012, were $84,948,000 and $45,218,000, respectively.

As of January 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2012, were $137,458,000 and $31,208,000, respectively, resulting in net unrealized appreciation of $106,250,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2012, the Fund

================================================================================

36  | USAA VALUE FUND

================================================================================

received securities-lending income of $8,000, which is net of the 20% income retained by Citibank. As of January 31, 2012, the Fund had no securities out on loan.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                            SIX-MONTH PERIOD ENDED          YEAR ENDED
                                                  1/31/2012                  7/31/2011
-------------------------------------------------------------------------------------------
                                             SHARES       AMOUNT        SHARES      AMOUNT
                                             ----------------------------------------------
FUND SHARES:
Shares sold                                   4,861      $ 61,981       13,114    $ 178,012
Shares issued from reinvested dividends         532         6,735          374        4,973
Shares redeemed                              (3,904)      (49,932)      (7,923)    (106,761)
                                             ----------------------------------------------
Net increase from
 capital share transactions                   1,489      $ 18,784        5,565    $  76,224
                                             ==============================================
INSTITUTIONAL SHARES:
Shares sold                                   2,477      $ 32,466        3,941    $  53,743
Shares issued from reinvested dividends         173         2,193           98        1,296
Shares redeemed                              (1,248)      (16,984)      (1,150)     (15,451)
                                             ----------------------------------------------
Net increase from capital
 share transactions                           1,402      $ 17,675        2,889    $  39,588
                                             ==============================================
ADVISER SHARES (INITIATED ON AUGUST 1, 2010):
Shares sold                                       6      $     66          450    $   5,143
Shares issued from reinvested dividends           -             1            -            -
Shares redeemed                                  (4)          (45)           -           (3)
                                             ----------------------------------------------
Net increase from
 capital share transactions                       2      $     22          450    $   5,140
                                             ==============================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Multi-Cap Value Funds Index over the performance period. The Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Value Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, for the Institutional Shares and August 1, 2010, for the Adviser Shares.

================================================================================

38  | USAA VALUE FUND

================================================================================

    The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $2,779,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $88,000, $15,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.03%, 0.02%, and 0.02%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS), under which BHMS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    the Manager). The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in the annual amount of 0.75% on the first $15 million in assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2012, the Manager incurred subadvisory fees, paid or payable to BHMS, of $1,031,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.05% of average net assets of the Institutional Shares. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $420,000, $68,000, and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2012, the Fund reimbursed the Manager $14,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2012, to limit the annual expenses of the Fund Shares and the Adviser Shares to 1.15% and 1.65%, respectively, of their average annual net assets, excluding extraordinary expenses and before reductions of

================================================================================

40  | USAA VALUE FUND

================================================================================

    any expenses paid indirectly, and will reimburse the Fund Shares and Adviser Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through December 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date.

    For the six-month period ended January 31, 2012, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Adviser Shares of $382,000 and $5,000, respectively, of which $216,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund
    Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares, plus out-of-pocket expenses. For the six-month period ended January 31, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $843,000, $68,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $7,000.

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2012, the Fund recorded a receivable for capital shares sold of $203,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of January 31, 2012, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       0.9%
USAA Target Retirement 2020 Fund                                         2.4
USAA Target Retirement 2030 Fund                                         5.6
USAA Target Retirement 2040 Fund                                         7.1
USAA Target Retirement 2050 Fund                                         3.9

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2012, USAA and its affiliates owned 441,000 Fund Shares, which represents 97.4% of the Adviser Shares and 0.8% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

42  | USAA VALUE FUND

================================================================================

(9) NEW ACCOUNTING PRONOUNCEMENT

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                       YEAR ENDED JULY 31,
                               ------------------------------------------------------------------------------
                                   2012          2011          2010          2009          2008          2007
                               ------------------------------------------------------------------------------
Net asset value at
 beginning of period           $  13.74      $  11.82      $  10.33      $  12.45      $  15.41      $  13.78
                               ------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .09           .14           .13           .19           .19           .15
 Net realized and
  unrealized gain (loss)            .12          1.91          1.50         (2.11)        (2.54)         1.93
                               ------------------------------------------------------------------------------
Total from investment
 operations                         .21          2.05          1.63         (1.92)        (2.35)         2.08
                               ------------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.16)         (.13)         (.14)         (.20)         (.17)         (.15)
 Realized capital gain                -             -             -             -          (.44)         (.30)
                               ------------------------------------------------------------------------------
Total distributions                (.16)         (.13)         (.14)         (.20)         (.61)         (.45)
                               ------------------------------------------------------------------------------
Net asset value at
 end of period                 $  13.79      $  13.74      $  11.82      $  10.33      $  12.45     $   15.41
                               ==============================================================================
Total return (%)*                  1.60         17.39         15.82        (15.14)       (15.85)        15.27(a)
Net assets at
 end of period (000)           $608,454      $585,536      $437,995      $347,492      $385,255      $476,791
Ratios to average
 net assets:**
 Expenses (%)(b)                   1.15(c)       1.15          1.15          1.15          1.15          1.15(a)
 Expenses, excluding
  reimbursements (%)(b)            1.29(c)       1.25          1.32          1.41          1.25          1.24(a)
 Net investment
  income (%)                       1.44(c)       1.10          1.16          2.00          1.36          1.11
Portfolio turnover (%)                6            22            17            26            21            24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were $556,234,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)     (.01%)         (.01%)       (.01%)        (.01%)        (.01%)
    + Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

44  | USAA VALUE FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH
                                              PERIOD ENDED    YEAR ENDED JULY 31,      PERIOD ENDED
                                               JANUARY 31,   ---------------------        JULY 31,
                                                  2012          2011          2010        2009***
                                              ---------------------------------------------------
Net asset value at beginning of period        $  13.75      $  11.82       $ 10.34        $ 12.42
                                              ---------------------------------------------------
Income (loss) from investment operations:
 Net investment income                             .09           .18           .18            .18(a)
 Net realized and unrealized gain (loss)           .13          1.91          1.47          (2.05)(a)
                                              ---------------------------------------------------
Total from investment operations                   .22          2.09          1.65          (1.87)(a)
                                              ---------------------------------------------------
Less distributions from:
 Net investment income                            (.19)         (.16)         (.17)          (.21)
                                              ---------------------------------------------------
Net asset value at end of period              $  13.78      $  13.75       $ 11.82        $ 10.34
                                              ===================================================
Total return (%)*                                 1.70         17.74         15.97         (14.73)
Net assets at end of period (000)             $161,334      $141,668       $87,698        $29,437
Ratios to average net assets:**
 Expenses (%)(c)                                   .99(b)        .90           .90            .90(b)
 Net investment income (%)                        1.58(b)       1.35          1.38           2.06(b)
Portfolio turnover (%)                               6            22            17             26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were $147,662,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                                     -          (.01%)        (.01%)         (.00%)
    (+) Represents less than 0.01% of average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH
                                              PERIOD ENDED  PERIOD ENDED
                                               JANUARY 31,    JULY 31,
                                                  2012        2011***
                                              -----------------------
Net asset value at beginning of period        $13.68        $12.07
                                              --------------------
Income from investment operations:
 Net investment income                           .06           .08(a)
 Net realized and unrealized gain                .12          1.65(a)
                                              --------------------
Total from investment operations                 .18          1.73(a)
                                              --------------------
Less distributions from:
 Net investment income                          (.09)         (.12)
                                              --------------------
Net asset value at end of period              $13.77        $13.68
                                              ====================
Total return (%)*                               1.39         14.32
Net assets at end of period (000)             $6,230        $6,161
Ratios to average net assets:**(b)
 Expenses (%)                                   1.65          1.65(c)
 Expenses, excluding reimbursements (%)         1.83          2.00(c)
 Net investment income (%)(b)                    .93           .58
Portfolio turnover (%)                             6            22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $5,780,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares. For the period ended July 31, 2011, average shares were 416,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

46  | USAA VALUE FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2011, through January 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING               ENDING               DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2011 -
                                        AUGUST 1, 2011        JANUARY 31, 2012        JANUARY 31, 2012
                                        --------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00              $1,016.00                 $5.83

Hypothetical
 (5% return before expenses)               1,000.00               1,019.36                  5.84

INSTITUTIONAL SHARES
Actual                                     1,000.00               1,017.00**                5.02**

Hypothetical
 (5% return before expenses)               1,000.00               1,020.16**                5.03**

ADVISER SHARES
Actual                                     1,000.00               1,013.90                  8.35

Hypothetical
 (5% return before expenses)               1,000.00               1,016.84                  8.36

 *Expenses are equal to the annualized expense ratio of 1.15% for Fund Shares, 0.99% for Institutional Shares, and 1.65% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 1.60% for Fund Shares, 1.70% for Institutional Shares, and 1.39% for Adviser Shares for the six-month period of August 1, 2011, through January 31, 2012.

================================================================================

48  | USAA VALUE FUND

================================================================================

**The Institutional Shares' annualized expense ratio of 0.99% above reflects an increase in administration and servicing fees from 0.05% to 0.10%, and an increase in transfer agent's fees from 0.05% to 0.10%, effective September 1, 2011. Had this increase been in effect for the entire six-month period of August 1, 2011, through January 31, 2012, the Institutional Shares' expense ratio would have been 1.01%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                                       EXPENSES PAID
                                          BEGINNING               ENDING               DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2011 -
                                        AUGUST 1, 2011        JANUARY 31, 2012        JANUARY 31, 2012
                                        --------------------------------------------------------------
INSTITUTIONAL SHARES
Actual                                    $1,000.00              $1,017.00                 $5.12

Hypothetical
 (5% return before expenses)               1,000.00               1,020.06                  5.13

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    USAA.COM select "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

             [LOGO OF USAA]
                 USAA(R)

   WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   40847-0312                                (C)2012, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2012

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     03/26/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/26/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.